Note 11 - Credit Quality of Rents Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

11.  Credit Quality of Rents Receivable

The Company’s standard lease terms include rent due on the first of the month. The Company credit terms extend a standard ten-day grace period across its tenant portfolio and in no event are credit terms extended beyond one year.

The Company manages its billing and collection process internally to enable timely identification of collection issues. The controls and related processes enable the Company to timely identify and establish payment plans to minimizing material losses from defaults. During the years ended December 31, 2013, 2012 and 2011, the Company’s bad debt expense was $36,000, $24,000 and $21,000, respectively. The Company determines the adequacy of its allowance for bad debt through a combination of specific identification for those leases where collectability is at risk, to a general reserve for accounts receivable that are greater than 60 days past due.

As of December 31, 2013 and 2012, respectively, the Company’s Allowance For Doubtful Accounts reflected the following activity:

Allowance for Doubtful Accounts	December 31, 2013	December 31, 2012
Beginning balance	$67,000	$103,000
Bad debt expense	36,000	24,000
Accounts receivable written off	(29,000)	(60,000)
Ending Balance	$74,000	$67,000